Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2023
Amendments To Ias 1 [Member]
IfrsStatementLineItems [Line Items]
Title of new IFRS	Amendments to IAS 1
Description of nature of impending change in accounting policy	Presentation of financial statements and accounting policies, classification and liquidation of current and non-current liabilities (non-current liabilities with covenants).
Date by which application of new IFRS is required	Jan. 01, 2024
Amendments To I A S 7 I F R S 16 [Member]
IfrsStatementLineItems [Line Items]
Title of new IFRS	Amendments to IAS 7 - IFRS 16
Description of nature of impending change in accounting policy	Information to be disclosed on supplier financing agreements.
Date by which application of new IFRS is required	Jan. 01, 2024
Amendment To Ifrs 16 [Member]
IfrsStatementLineItems [Line Items]
Title of new IFRS	Amendments to IFRS 16
Description of nature of impending change in accounting policy	Sale and leaseback leases.
Date by which application of new IFRS is required	Jan. 01, 2024
Amendments To Ias 21 [Member]
IfrsStatementLineItems [Line Items]
Title of new IFRS	Amendments to IAS 21
Description of nature of impending change in accounting policy	Lack of exchangeability
Date by which application of new IFRS is required	Jan. 01, 2025